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                      TRANS-LUX CORPORATION
                       110 RICHARDS AVENUE
                   NORWALK, CONNECTICUT  06854


                                                December 12, 2005

Securities and Exchange Commission
450 5th Street, N.W.
Judiciary Plaza
Washington, D.C.  20549-1004

Dear Sirs:

     Pursuant to regulations of the Securities and Exchange
Commission, submitted herewith is the filing of Form 10-K/A dated and executed December 12, 2005.

This filing is being effected by direct transmission to the Commission's EDGAR System.

Very truly yours,

Angela D. Toppi
Executive Vice President and
  Chief Financial Officer